Debt (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) subsidiary	Dec. 31, 2015 USD ($) subsidiary quarter	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Trust Preferred Securities		$ 247	$ 247
Total long-term debt	$ 247	$ 247	$ 331
Number of subsidiaries | subsidiary	9	9
Trust preferred securities, accrued interest	$ 31	$ 27
One Month LIBOR
Debt Instrument [Line Items]
Interest Rate (percent)			0.17%
Debt instrument, variable interest rate term (in months)			1 month
Three Month LIBOR
Debt Instrument [Line Items]
Interest Rate (percent)		0.61%	0.26%
Debt instrument, variable interest rate term (in months)	3 months	3 months	3 months
3ML plus 3.25% matures 2032
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	3.25%	3.25%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest Rate (percent)	3.89%	3.85%	3.50%
3ML plus 3.25% matures 2033
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	3.25%	3.25%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest Rate (percent)	3.88%	3.57%	3.48%
3ML plus 3.25% matures 2033
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	3.25%	3.25%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest Rate (percent)	3.88%	3.85%	3.51%
3ML plus 2.00% matures 2035
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	2.00%	2.00%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest Rate (percent)	2.63%	2.32%	2.23%
3ML plus 2.00% matures 2035
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	2.00%	2.00%
Trust Preferred Securities	$ 26	$ 26	$ 26
Interest Rate (percent)	2.63%	2.32%	2.23%
3ML plus 1.75% matures 2035
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	1.75%	1.75%
Trust Preferred Securities	$ 51	$ 51	$ 51
Interest Rate (percent)	2.40%	2.26%	1.99%
3ML plus 1.50% matures 2035
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	1.50%	1.50%
Trust Preferred Securities	$ 25	$ 25	$ 25
Interest Rate (percent)	2.13%	1.82%	1.73%
3ML plus 1.45% matures 2037
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	1.45%	1.45%
Trust Preferred Securities	$ 25	$ 25	$ 25
Interest Rate (percent)	2.10%	1.96%	1.69%
3ML plus 2.50% matures 2037
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	2.50%	2.50%
Trust Preferred Securities	$ 16	$ 16	$ 16
Interest Rate (percent)	3.15%	3.01%	2.74%
3ML plus 0.46% maturing 2018
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		0.46%
3ML plus 0.46% maturing 2018 | One Month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		0.46%
Interest Rate (percent)		16.00%
Debt instrument, variable interest rate term (in months)		1 month
3ML plus 0.46% maturing 2018 | HELOC Securitizations
Debt Instrument [Line Items]
Total long-term debt		$ 0	$ 42
Interest Rate (percent)			0.63%
Debt Instrument, Face Amount			$ 43
3ML plus 0.16% matures 2019
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		0.16%
Interest Rate (percent)		16.00%
3ML plus 0.16% matures 2019 | HELOC Securitizations
Debt Instrument [Line Items]
Total long-term debt		$ 0	$ 42
Interest Rate (percent)			0.33%
Debt Instrument, Face Amount			$ 45
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maximum period for interest payment deferrals (in quarters) | quarter		20
Debt Instrument, Interest Payment Deferment Period | quarter		16